Provisions - Reconciliation Of Changes In Provisions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Statements [Line Items]
Beginning balance	$ 8
Provided in the period	23
Amounts transferred to accruals during the period	(1)
Effects of movements in exchange rates	1
Ending balance	31
Provisions	30	$ 7
Provisions - Non-current	1	1
Total provisions	31	8
Gaming tax and legal provisions
Statements [Line Items]
Beginning balance	6
Provided in the period	0
Amounts transferred to accruals during the period	(1)
Effects of movements in exchange rates	1
Ending balance	6
Provisions	6
Provisions - Non-current	0
Total provisions	6	6
Market Closure and other
Statements [Line Items]
Beginning balance	2
Provided in the period	23
Amounts transferred to accruals during the period	0
Effects of movements in exchange rates	0
Ending balance	25
Provisions	24
Provisions - Non-current	1
Total provisions	$ 25	$ 2